                    Nicholas=Applegate-Registered Trademark-

                                  MUTUAL FUNDS

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1995

                 ---------------------------------------------

                            FIXED INCOME PORTFOLIOS
                              INSTITUTIONAL SERIES

               --------------------------------------------------

                              FULLY DISCRETIONARY
                               SHORT-INTERMEDIATE

NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS
-----------------------------------------------------------------------
600 West Broadway
San Diego, California 92101
800-551-8643

TRUSTEES OF NICHOLAS-APPLEGATE MUTUAL FUNDS

Fred C. Applegate
Dr. Arthur B. Laffer
Arthur E. Nicholas, Chairman
Charles E. Young

TRUSTEES OF NICHOLAS-APPLEGATE INVESTMENT TRUST

Dann V. Angeloff
Walter A. Auch
Theodore J. Coburn
Darlene T. DeRemer
George F. Keane
Arthur E. Nicholas, Chairman

OFFICERS

Arthur E. Nicholas, Chairman
Ashley Rabun, President
Pete J. Johnson, Vice President
Thomas Pindelski, Treasurer
E. Blake Moore, Jr., Secretary

INVESTMENT MANAGER

Nicholas-Applegate Capital Management

DISTRIBUTOR

Nicholas-Applegate Securities

CUSTODIAN

PNC Bank

TRANSFER AGENT

State Street Bank & Trust Company

--------------------------------------------------------------------------------

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                                                                     PAGE
Letter to Shareholders..........................................................................................           1
Organization....................................................................................................           2
The Funds' Schedules of Investments
  Fully Discretionary Fixed Income..............................................................................           3
  Short-Intermediate Fixed Income...............................................................................           4
The Portfolios'
  Financial Highlights..........................................................................................           6
  Statements of Assets and Liabilities..........................................................................           8
  Statements of Operations......................................................................................           9
  Statements of Changes in Net Assets...........................................................................          10
  Notes to the Financial Statements.............................................................................          11
Notes to the Funds' Financial Statements........................................................................          16

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a current prospectus for Nicholas-Applegate Mutual Funds. Distributor: Nicholas-Applegate Securities.

                      (This page intentionally left blank)

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

  We are pleased to present you with this Semi-Annual Report for Nicholas-Applegate Mutual Funds.

  U.S. fixed-income securities have delivered strong performance so far this year. Intermediate-maturity U.S. Treasury bonds returned 11.1%, on average, from January through September 1995 while long-term Treasuries returned 20.7%. In August, we opened our two newest mutual funds, the Fully Discretionary Fixed Income Portfolio and the Short-Intermediate Fixed Income Portfolio. We believe the economic outlook remains positive for continued strong returns from fixed-income investments.

  We should remember that in 1994, newspapers and magazines were full of gloomy articles about the markets. Investors who ignored those articles and stuck with their investment plans have reaped big rewards this year. A stable world economic environment of integrating markets, healthy competition and sustainable rates of growth has kept inflation in check and interest rates low. For bond investors these conditions have helped deliver solid returns.

Sincerely,

         [SIGNATURE]

Ashley Rabun
President
Nicholas-Applegate Mutual Funds

--------------------------------------------------------------------------------

ORGANIZATION
-------------------------------------------------------------------

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which offers 43 separate series comprised of Portfolios A, with an initial sales charge, B, with a contingent deferred sales charge, C, with a level asset-based sales charge, Institutional, with no load, and Qualified, with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering 12 investment vehicles (the "Funds"). As of September 30, 1995, the Funds and corresponding Portfolios are as follows:

                                                                         INCLUDED
                                                                            IN       INCLUDED IN
     FUNDS OF THE                        PORTFOLIOS OF                     THIS        ANOTHER
     MASTER TRUST                          THE TRUST                      REPORT       REPORT
-----------------------  ---------------------------------------------  ----------  -------------
Mini-Cap Growth          Mini-Cap Growth Institutional                                    x
Emerging Growth          Emerging Growth A                                                x
                         Emerging Growth B                                                x
                         Emerging Growth C                                                x
                         Emerging Growth Institutional                                    x
                         Emerging Growth Qualified                                        x

Core Growth              Core Growth A                                                    x
                         Core Growth B                                                    x
                         Core Growth C                                                    x
                         Core Growth Institutional                                        x
                         Core Growth Qualified                                            x

Income & Growth          Income & Growth A                                                x
                         Income & Growth B                                                x
                         Income & Growth C                                                x
                         Income & Growth Institutional                                    x
                         Income & Growth Qualified                                        x

Balanced Growth          Balanced Growth A                                                x
                         Balanced Growth B                                                x
                         Balanced Growth C                                                x
                         Balanced Growth Institutional                                    x
                         Balanced Growth Qualified                                        x

Government Income        Government Income A                                              x
                         Government Income B                                              x
                         Government Income C                                              x
                         Government Income Qualified                                      x

Money Market             Money Market Portfolio                                           x

Worldwide Growth         Worldwide Growth A                                               x
                         Worldwide Growth B                                               x
                         Worldwide Growth C                                               x
                         Worldwide Growth Institutional                                   x
                         Worldwide Growth Qualified                                       x

International Growth     International Growth A                                           x
                         International Growth B                                           x
                         International Growth C                                           x
                         International Growth Institutional                               x
                         International Growth Qualified                                   x

Emerging Countries       Emerging Countries A                                             x
                         Emerging Countries B                                             x
                         Emerging Countries C                                             x
                         Emerging Countries Institutional                                 x
                         Emerging Countries Qualified                                     x

Fully Discretionary      Fully Discretionary Institutional                  x

Short-Intermediate       Short-Intermediate Institutional                   x

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

FULLY-DISCRETIONARY
FIXED INCOME FUND                             PRINCIPAL
                                                AMOUNT      VALUE

---------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 43.5%
----------------------------------------------

U.S. TREASURY BOND -- 35.9%
  8.500%, 02/15/20...........  $  38,000  $  46,366
U.S. TREASURY NOTES -- 7.6%
  5.125%, 12/31/98...........     10,000      9,764
                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $55,244.00).....................     56,130
                                          ---------
---------------------------------------------------
AGENCY OBLIGATIONS -- 48.0%
---------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION
  POOL 50700 -- 8.4%
    11.50%, 02/15/12.........      9,472     10,780
  POOL 64054 -- 7.9%
    11.50%, 02/15/13.........      8,894     10,172
  POOL 57459 -- 3.2%
    12.00%, 02/15/13.........      3,489      4,089
  POOL 125096 -- 2.3%
    12.00%, 03/15/13.........      2,503      2,912

                                              PRINCIPAL
                                                AMOUNT      VALUE

---------------------------------------------------------

  POOL 141741 -- 17.6%
    11.00%, 11/15/15.........  $  19,987  $  22,660
  POOL 259808 -- 8.8%
    10.00%, 08/15/18.........     10,354     11,373
                                          ---------
TOTAL AGENCY OBLIGATIONS
  (Cost $59,989)........................     61,986
                                          ---------
---------------------------------------------------
CORPORATE BOND -- 4.4%
---------------------------------------------------
  NATIONAL BANK DETROIT
  8.250%, 11/01/24 (Cost
    $5,560)..................      5,293      5,644
                                          ---------
TOTAL INVESTMENTS -- 95.9%
  (Cost $120,793).......................    123,760
OTHER ASSETS LESS
  LIABILITIES -- 4.1%...................      5,281
                                          ---------
NET ASSETS -- 100.0%....................  $ 129,041
                                          ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

SHORT INTERMEDIATE
FIXED INCOME FUND                                PRINCIPAL
                                                  AMOUNT     VALUE

---------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 31.2%
----------------------------------------------

U.S. TREASURY NOTES -- 8.3%
  7.750%, 11/30/99...........  $  10,000  $  10,635
                                          ---------
U.S. TREASURY NOTES -- 22.9%
  5.125%, 11/30/98...........     30,000     29,319
                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $39,809.00).....................     39,954
                                          ---------
---------------------------------------------------
AGENCY OBLIGATIONS -- 62.9%
---------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION
  POOL 50155 -- 7.9%
    10.00%, 12/01/03.........      9,543     10,058
  POOL 2454 -- 8.4%
    14.75%, 10/01/12.........      9,372     10,781
                                          ---------
                                             20,839
                                          ---------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION
  POOL 64054 -- 7.9%
    11.50%, 02/15/13.........      8,894     10,172
  POOL 59779 -- 3.7%
    11.50%, 03/15/13.........      4,083      4,671
  POOL 65569 -- 0.7%
    12.00%, 09/15/13.........        734        865

                                                 PRINCIPAL
                                                  AMOUNT     VALUE

---------------------------------------------------------

  POOL 67134 -- 2.4%
    12.00%, 09/15/13.........  $   2,553  $   3,012
  POOL 141741 -- 12.5%
    11.00%, 11/15/15.........     14,053     15,933
  POOL 200947 -- 8.3%
    9.50%, 12/15/17..........      9,835     10,573
  POOL 259808 -- 8.9%
    10.00%, 08/15/18.........     10,354     11,373
  POOL 228387 -- 2.4%
    10.00%, 04/15/19.........      2,826      3,105
                                          ---------
                                             59,704
                                          ---------
TOTAL AGENCY OBLIGATIONS
  (Cost $78,697)........................     80,543
                                          ---------
---------------------------------------------------
CORPORATE BOND -- 4.1%
---------------------------------------------------
DAIMLER-BENZ AUTO GRANTOR
  TRUST 1993-A
  3.900%, 10/15/98 (Cost
    $5,081)..................      5,293      5,221
                                          ---------
TOTAL INVESTMENTS -- 98.3%
  (Cost $123,587).......................    125,718
OTHER ASSETS LESS
  LIABILITIES -- 1.7%...................      2,234
                                          ---------
NET ASSETS -- 100.0%....................  $ 127,952
                                          ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                   NET
                                  ASSET
                                 VALUES
                                   AT                     NET REALIZED
                                BEGINNING      NET       AND UNREALIZED
                                   OF       INVESTMENT      GAINS ON
                                 PERIOD       INCOME      INVESTMENTS
-----------------------------------------------------------------------
FULLY DISCRETIONARY FIXED
  INCOME
  Institutional (For the
    period ended 09/30/95)*...   $12.50       $ 0.06         $0.33
SHORT-INTERMEDIATE FIXED
  INCOME
  Institutional (For the
    period ended 09/30/95)*...    12.50         0.07          0.22

------------
 *Fully Discretionary Fixed Income Institutional and Short-Intermediate Fixed
  Income Institutional Portfolios commenced operations on August 31, 1995. These Financial Highlights have not been audited.

**Annualized.

 +Net of expense reimbursement equivalent to 39.85% and 32.05% of average net assets, respectively.

 ++Including expenses allocated from the Master Trust Fully Discretionary Fixed
   Income Fund and Short-Intermediate Fixed Income Fund of 0.40% and 0.30%, net of expense reimbursement equivalent to 7.90% and 7.42% of average net assets of the Funds, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                DISTRIBUTIONS
                                  FROM NET                             NET ASSET
                                 INVESTMENT       DISTRIBUTIONS        VALUES AT                     NET ASSETS AT
                                   INCOME       FROM CAPITAL GAINS   END OF PERIOD   TOTAL RETURN    END OF PERIOD
------------------------------------------------------------------------------------------------------------------
FULLY DISCRETIONARY FIXED
  INCOME
  Institutional (For the
    period ended 09/30/95)*...     $(0.06)            $   --            $12.83           3.12%       $    102,828
SHORT-INTERMEDIATE FIXED
  INCOME
  Institutional (For the
    period ended 09/30/95)*...      (0.07)                --             12.72           2.32%            101,933

                                                           RATIO OF NET
                                 RATIO OF EXPENSES      INVESTMENT INCOME
                                   TO AVERAGE NET         TO AVERAGE NET
                                     ASSETS+++              ASSETS+++
------------------------------
FULLY DISCRETIONARY FIXED
  INCOME
  Institutional (For the
    period ended 09/30/95)*...        0.45%**                0.51%**
SHORT-INTERMEDIATE FIXED
  INCOME
  Institutional (For the
    period ended 09/30/95)*...        0.33%**                0.54%**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1995
(UNAUDITED)
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                                                                           FULLY
                                                                                        DISCRETIONARY SHORT-INTERMEDIATE
                                                                                        FIXED INCOME    FIXED INCOME
                                                                                        ------------------------------
ASSETS
  Investment in Master Trust Fund, at value
    (Cost $100,130 and $100,130, respectively.).......................................   $  103,259     $    102,388
  Receivable:
    Due from advisor..................................................................        3,319            3,319
  Deferred organizational costs.......................................................        2,199            2,199
  Prepaid expenses....................................................................       11,629           11,629
                                                                                        ------------------------------
        Total assets..................................................................      120,406          119,535
                                                                                        ------------------------------
LIABILITIES
  Payable:
    Dividend payable..................................................................          497              522
    Organizational costs payable......................................................        2,240            2,240
  Accrued expenses....................................................................       14,841           14,840
                                                                                        ------------------------------
        Total liabilities.............................................................       17,578           17,602
                                                                                        ------------------------------
NET ASSETS............................................................................  $   102,828   $      101,933
                                                                                        ------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital.....................................................................      100,200          100,200
  Accumulated undistributed net investment income.....................................           22               22
  Accumulated undistributed net realized gain.........................................          232                6
  Net unrealized appreciation on investments..........................................        2,374            1,705
                                                                                        ------------------------------
        Net assets....................................................................  $   102,828   $      101,933
                                                                                        ------------------------------
Shares of beneficial interest, no par value, issued and outstanding
  (unlimited shares authorized).......................................................        8,016            8,016
                                                                                        ------------------------------
COMPUTATION OF
  Net asset value per share of beneficial interest (Net assets/Outstanding shares of
    beneficial interest)..............................................................       $12.83           $12.72
                                                                                        ------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED SEPTEMBER 30, 1995
(UNAUDITED)
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                                                                           FULLY
                                                                                        DISCRETIONARY SHORT-INTERMEDIATE
                                                                                        FIXED INCOME    FIXED INCOME
                                                                                        ------------------------------
INVESTMENT INCOME
  Net investment income from Master Trust Fund........................................   $      523      $      547
                                                                                        ------------------------------
  EXPENSES
    Administration fees...............................................................          409             409
    Audit fees........................................................................          614             614
    Legal fees........................................................................            3               3
    Organization costs................................................................           40              40
    Registration fees.................................................................        1,906           1,906
    Shareholder reporting.............................................................            7               6
    Transfer agent....................................................................          197             197
    Trustees' fees....................................................................          147             147
                                                                                        ------------------------------
      Total expenses..................................................................        3,323           3,322
    Less: Reimbursement from advisor..................................................       (3,319 )        (3,319   )
                                                                                        ------------------------------
      Net expenses....................................................................            4               3
                                                                                        ------------------------------
        Net investment income.........................................................          519             544
                                                                                        ------------------------------
NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on security transactions........................................          232               6
    Change in net unrealized appreciation of investments..............................        2,374           1,705
                                                                                        ------------------------------
    Net gain on investments...........................................................        2,606           1,711
                                                                                        ------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................  $     3,125   $       2,255
                                                                                        ------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                              FULLY         SHORT-
                                                                                          DISCRETIONARY  INTERMEDIATE
                                                                                          FIXED INCOME*  FIXED INCOME*
                                                                                          ----------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment income...............................................................   $       519    $       544
    Net realized gain from security transactions........................................           232              6
    Change in net unrealized appreciation of investments................................         2,374          1,705
                                                                                          ----------------------------
      Net increase in net assets resulting from operations..............................         3,125          2,255
                                                                                          ----------------------------
  DISTRIBUTIONS TO SHARES OF BENEFICIAL INTEREST
    Net investment income+..............................................................          (497 )         (522 )
                                                                                          ----------------------------
      Total distributions...............................................................          (497 )         (522 )
                                                                                          ----------------------------
  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from shares sold...........................................................       100,200        100,200
                                                                                          ----------------------------
    Increase in net assets from transactions in shares of
      beneficial interest...............................................................       100,200        100,200
                                                                                          ----------------------------
      Total increase in net assets......................................................       102,828        101,933
NET ASSETS:
  BEGINNING OF PERIOD...................................................................            --             --
                                                                                          ----------------------------
  END OF PERIOD.........................................................................  $    102,828   $    101,933
                                                                                          ----------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................................................................            --             --
  Shares sold...........................................................................         8,016          8,016
                                                                                          ----------------------------
  Ending Balance........................................................................         8,016          8,016
                                                                                          ----------------------------

------------
*Commenced operations on August 31, 1995.
+See Financial Highlights for per share distribution amounts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which offers 43 separate series comprised of Portfolios A, with an initial sales charge, B, with a back-end sales charge, C, with a level asset based sales charge, Institutional, with no load, and Qualified, with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering twelve investment vehicles (the "Funds").

  Pursuant to Rule 24f-2 under the Investment Company Act, the Trust has elected to register an indefinite number of shares. The Trust commenced operations on April 19, 1993.

INVESTMENT INCOME

  Each Portfolio accrues income, net of expenses, daily on its investment in the applicable Fund. All of the net investment income (deficit) and realized and unrealized gains and losses from the security transactions and foreign currency of the Fund are allocated pro rata among the investors in the Fund at the time of such determination.

FEDERAL INCOME TAXES

  It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required if the Portfolios continue to comply with such requirements.

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of the Funds will be deemed to have been "passed through" to the Portfolios.

  Net investment income and net realized gains for the year, (or period where appropriate), differ for financial statement and tax purposes primarily because of one or all of the following: deferral of wash-sale losses, passive foreign investments, unrealized appreciation/depreciation, and capital loss carryforwards.

  The character of distributions made during the year (or period where appropriate), from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

DEFERRED ORGANIZATION COSTS

  Organization Costs incurred by the Trust have been allocated to certain Portfolios based upon management's best estimate of the costs applicable to each Portfolio. These costs have been deferred and will be amortized over a period of 60 months from the date the Portfolios commenced operations.

  In the event that any of the initial shares are redeemed by the holder during the period of amortization of the Portfolios' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

2. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

Applegate" or "Investment Adviser"). The advisory fee is computed daily for the Funds based upon the percentage of each Fund's average daily net assets.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Trust have undertaken to limit the Portfolio's expenses to the following annual levels through March 31, 1996. In subsequent years, overall operating expenses for each Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone or expenses paid by the Investment Adviser under this agreement, as each Portfolio will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

       FUND
------------------------------------------------
Fully Discretionary Institutional Fixed Income
  Portfolio.....................................       0.45%
Short-Intermediate Institutional Fixed Income
  Portfolio.....................................       0.35%

  These percentages are based on the average net assets of the Portfolios, exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, capital expenditures, and extraordinary expenses.

  Nicholas-Applegate advanced certain organization costs discussed in Note 1. As of September 30, 1995, the following Portfolios have amounts due to Nicholas-Applegate for organizational costs advanced.:

Fully Discretionary Institutional
  Fixed Income Portfolio..............  $   2,240
Short-Intermediate Institutional Fixed
  Income Portfolio....................  $   2,240

3. INVESTMENT TRANSACTIONS

  Additions and reductions in the investments in the respective Master Trust Funds for the period ended September 30, 1995 were as follows:

                                      ADDITIONS    REDUCTIONS
                                       (000S)        (000S)
                                     -----------  -------------
Fully Discretionary Institutional
  Fixed Income Portfolio...........   $     100     $      --
Short-Intermediate Institutional
  Fixed Income Portfolio...........         100            --

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES FOR NICHOLAS-APPLEGATE INVESTMENT TRUST SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                           FULLY
                                                                                        DISCRETIONARY SHORT-INTERMEDIATE
                                                                                        FIXED INCOME    FIXED INCOME
                                                                                            FUND            FUND
                                                                                        ------------------------------
ASSETS
  Investments at value
    (Cost $120,793, $123,587, respectively.)..........................................   $  123,760     $    125,718
  Cash................................................................................        4,105              811
  Receivables:
    Interest..........................................................................        1,218            1,454
    Due from advisor..................................................................          775              738
  Deferred organization costs.........................................................        2,199            2,199
                                                                                        ------------------------------
      Total assets....................................................................      132,057          130,920
                                                                                        ------------------------------
LIABILITIES
  Accrued expenses....................................................................        3,016            2,968
                                                                                        ------------------------------
      Total liabilities...............................................................        3,016            2,968
                                                                                        ------------------------------
NET ASSETS............................................................................  $   129,041   $      127,952
                                                                                        ------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital.....................................................................  $   125,130   $      125,130
  Accumulated net investment income...................................................          654              684
  Accumulated net realized gain.......................................................          290                7
  Net unrealized appreciation of investments..........................................        2,967            2,131
                                                                                        ------------------------------
      Net assets......................................................................  $   129,041   $      127,952
                                                                                        ------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                            FULLY
                                                                                        DISCRETIONARY  SHORT-INTERMEDIATE
                                                                                        FIXED INCOME     FIXED INCOME
                                                                                            FUND*            FUND*
                                                                                        --------------------------------
INVESTMENT INCOME
  INCOME
    Interest..........................................................................    $     696        $     715
                                                                                        --------------------------------
      Total income....................................................................           696              715
                                                                                        --------------------------------
  EXPENSES
    Administration fees...............................................................             4                4
    Advisory fees.....................................................................            47               31
    Audit fees........................................................................             3                3
    Custodian fees....................................................................            77               30
    Miscellaneous.....................................................................             2                1
    Organization costs................................................................            40               40
    Trustees' fees....................................................................           691              691
                                                                                        --------------------------------
      Total expenses..................................................................           864              800
    Less: Reimbursement from advisor..................................................          (822 )           (769   )
                                                                                        --------------------------------
      Net expenses....................................................................            42               31
                                                                                        --------------------------------
      Net investment income...........................................................           654              684
                                                                                        --------------------------------
NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on security transactions..........................................           290                7
  Change in net unrealized appreciation of investments................................         2,967            2,131
                                                                                        --------------------------------
      Net gain on investments.........................................................         3,257            2,138
                                                                                        --------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................  $      3,911   $        2,822
                                                                                        --------------------------------

------------
*Commenced operations on August 31, 1995.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST

FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                           FULLY
                                                                                       DISCRETIONARY  SHORT-INTERMEDIATE
                                                                                       FIXED INCOME*   FIXED INCOME*
                                                                                       -------------------------------
INCREASE IN NET ASSETS
  OPERATIONS
    Net investment income............................................................   $       654     $        684
    Net realized gain from security transactions.....................................           290                7
    Change in net unrealized appreciation of investments.............................         2,967            2,131
                                                                                       -------------------------------
      Net increase in net assets resulting from operations...........................         3,911            2,822
                                                                                       -------------------------------
  DISTRIBUTION TO PARTNERS
    Net investment income............................................................           654              684
                                                                                       -------------------------------
  TRANSACTIONS IN INTERESTS
    Contributions by partners........................................................       125,200          125,200
    Withdrawals by partners..........................................................           (70 )            (70  )
                                                                                       -------------------------------
      Net increase in net assets from transactions in interests......................       125,130          125,130
                                                                                       -------------------------------
      Total increase in net assets...................................................       129,041          127,952
NET ASSETS:
  BEGINNING OF PERIOD................................................................            --               --
                                                                                       -------------------------------
  END OF PERIOD......................................................................  $    129,041   $      127,952
                                                                                       -------------------------------

------------
*Commenced operations on August 31, 1995.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified, open-end management investment company organized as a Delaware business trust, is comprised of twelve investment vehicles (each a "Fund" and collectively the "Funds") as of September 30, 1995. Each Fund has up to five Portfolios which have invested in the respective series of the Master Trust to achieve their investment objective. The Trust commenced operations on April 19, 1993.

SECURITIES TRANSACTIONS

  Equity securities are valued at the last sale price (for exchange-listed securities) or the mean between the last bid and asked price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis which approximates market value.

  Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Master Trust's Board of Trustees.

  Securities transactions are recognized on the trade date. Realized gains and losses from securities transactions are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. The prospectus for the Nicholas-Applegate Mutual Funds describes each Fund's policies with respect to declaration and payment of dividends and distribution of capital gains.

FEDERAL INCOME TAXES

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of a Fund will be deemed to have been "passed through" to the Portfolios.

DEFERRED ORGANIZATION COSTS

  Organization costs incurred by the Master Trust have been allocated to the various Funds based upon management's best estimate of the costs applicable to each Fund. These costs have been deferred and will be amortized over a period of 60 months from the date the Funds commenced operations.

B. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate"). Nicholas Applegate is compensated for its services to the Funds in the form of monthly fees at the following annual rates: for the Short-Intermediate Fixed Income Fund, 0.30% of the first $250 million of the Fund's average net assets and 0.25% of average net assets in excess of $250 million for the Fully Discretionary Fixed Income Fund, 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of average net assets in excess of $750 million.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

  Nicholas-Applegate advanced certain organization costs discussed in Note 1. As of September 30, 1995, the following Funds have amounts due to Nicholas-Applegate for organizational costs advanced:

Fully Discretionary Fixed Income
 Fund.................................  $   2,240
Short-Intermediate Fixed Income
 Fund.................................  $   2,240

C. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended September 30, 1995, were as follows:

       FUND                                PURCHASES     SALES
----------------------------------------  -----------  ---------
Fully Discretionary Fixed Income Fund...   $     173   $      52
Short-Intermediate Fixed Income Fund....         516         393

  At September 30, 1995, the net unrealized appreciation (depreciation) based on the cost of investments for Federal income tax purposes was as follows (in 000's):

                         TAX
                       COST OF      GROSS UNREALIZED   GROSS UNREALIZED    NET UNREALIZED
      FUND           INVESTMENTS      APPRECIATION       DEPRECIATION       APPRECIATION
-----------------  ---------------  -----------------  -----------------  -----------------
Fully
  Discretionary
  Fixed Income
  Fund...........     $     121         $       3                 --          $       3
Short-Intermediate
  Fixed Income
  Fund...........           124                 2                 --                  2

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

D. SELECTED RATIO DATA

                                                                                         RATIO OF       RATIO OF NET
                                                                                        OPERATING        INVESTMENT
                                                                                       EXPENSES TO       INCOME TO
                                                                                       AVERAGE NET      AVERAGE NET
                                                                                         ASSETS+          ASSETS+
---------------------------------------------------------------------------------------------------------------------
FULLY DISCRETIONARY FIXED INCOME
  For the period ended 09/30/95*....................................................        0.40%**          6.28%**
SHORT-INTERMEDIATE FIXED INCOME
  For the period ended 09/30/95*....................................................        0.30%**          6.60%**


                                                                                         PORTFOLIO
                                                                                       TURNOVER RATE
------------------------------------------------------------------------------------
FULLY DISCRETIONARY FIXED INCOME
  For the period ended 09/30/95*....................................................       42.40%
SHORT-INTERMEDIATE FIXED INCOME
  For the period ended 09/30/95*....................................................      307.05%

------------
 *Fully Discretionary Fixed Income and Short-Intermediate Fixed Income Funds commenced operations on August 31, 1995.

**Annualized.

 +Net of expense reimbursement equivalent to 7.90% and 7.42% of average net assets, respectively.

--------------------------------------------------------------------------------

18